Other Assets	9 Months Ended
Sep. 30, 2023
Other Noncurrent Assets [Abstract]
Other Assets

12. OTHER ASSETS

	September 30,	December 31,
As at	2023	2022
Long-Term Receivables and Prepaids	48	120
Precious Metals	79	86
Net Investment in Finance Leases	62	62
Private Equity Investments (Note 22)	66	55
Intangible Assets	11	19
	266	342